Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information
Basis of Presentation and General Information

1.Basis of Presentation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18, 2013, the Partnership successfully completed its initial public offering (the “IPO”), pursuant to which, the Partnership offered and sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO, the Partnership’s Sponsor, Dynagas Holding Ltd., a company beneficially wholly owned by Mr. George Prokopiou, the Partnership’s Chairman and major unitholder and certain of his close family members, offered and sold 4,250,000 common units to the public at $18.00 per common unit. In connection with the IPO, the Partnership entered into certain agreements including: (i) an omnibus agreement with the Sponsor, as amended (Note 3(c)), (the “Omnibus Agreement”) and, (ii) a $30 million interest free revolving credit facility with its Sponsor (the “$30 million Sponsor Facility”) (Note 3(b)), which was extended on November 14, 2018 until November 2023, to be used for general Partnership purposes.

Due to the ongoing Russian war with Ukraine, the United States (“U.S.”), European Union (“E.U.”), the United Kingdom (the “U.K.”), and other countries and organizations have publicly announced and enacted extensive sanctions against Russia to impose severe economic pressure on the Russian economy and government.

On October 23, 2025, the E.U. adopted its 19th package of sanctions (“New E.U. Sanctions Regulations. The New E.U. Sanctions Regulations prohibit E.U. persons and non-E.U. persons with an E.U.-nexus from purchasing, importing, or transferring, directly or indirectly, LNG originating in or exported from Russia to any jurisdiction, whether inside or outside the E.U. The New E.U. Sanctions Regulations will apply beginning January 1, 2027 with respect to existing long-term contracts with a duration of more than one year. The Partnership is required to comply with the New E.U. Sanctions Regulations. One of the Partnership’s charterers, Yamal Trade Pte. Ltd. (“Yamal”), employs two of the Partnership’s vessels, the Yenisei River and Lena River, on existing long-term charters which extend to 2033 and 2034, respectively (the “Yamal Charters”). These vessels, since commencement of the Yamal Charters, have been engaged in the transportation of LNG produced in Russia for discharge at destinations worldwide in compliance with applicable sanctions regulations. However, under the New E.U. Sanctions Regulations, commencing January 1, 2027, these vessels will be restricted from transporting LNG from Russia which would affect Yamal’s ability to continue to employ the vessels in the same manner.

The Partnership earned in the year ended as of December 31, 2025, 35% (2024: 34%) of its revenues from Yamal. The Partnership and Yamal are evaluating the potential impact of the New E.U. Sanctions Regulations on the operation of the vessels under the Yamal Charters. The Partnership believes the Yamal Charters remain enforceable notwithstanding the New E.U. Sanctions Regulations, however there can be no assurance that Yamal will share this interpretation, and any disagreement could result in disputes, nonperformance, litigation, or early termination of the Yamal Charters, among other things. The loss of revenue under either or both of the Yamal Charters would have a material adverse effect on the Partnership’s business, results of operations, financial condition and ability to make distributions to its unitholders, and could result in an event of default under its debt agreements.

Applicable U.S., U.K. and E.U. sanctions regimes that are in effect as of today’s date do not materially affect the Partnership’s business, operations or financial condition and, to its knowledge, its counterparties are currently performing their obligations under their respective time charters in compliance with such sanctions regulations. The Partnership closely monitors the applicability of sanctions regulations on it and its counterparties, and the potential impact of economic sanctions on the Partnership’s existing commercial arrangements, including the Yamal Charters. The full impact of the commercial and economic consequences of the Russian war with Ukraine is uncertain at this time. The New E.U. Sanctions Regulations or any further development in sanctions, or escalation of the Ukraine war and other geopolitical events and conflicts more generally may have a material adverse impact on the Partnership’s business, financial condition, results of operations, its ability to make distributions to unitholders, or the Partnership’s ability to comply with the covenants in its debt agreements. Sanctions have been expanded over time and may continue to evolve and could ultimately restrict or prevent the performance of certain contractual obligations under the Partnership’s charters.

As of December 31, 2025, the Partnership reported cash and cash equivalents of $41.0 million and had a working capital deficit of $29.5 million, which is mainly due to the current portion of its other financial liabilities and from the redemption of Series B Preferred Units. The Partnership believes that current sources of funds and those that the Partnership anticipates to internally generate for a period of at least the next twelve months, will be sufficient to fund the operations of its Fleet, and to meet the Partnership’s normal working capital requirements, service principal and interest of debt and other financial liabilities, and make at least the required distributions on Series A Preferred Units in accordance with the Partnership’s Agreement. Accordingly, the Partnership continues to adopt the going concern basis in preparing its financial statements.

1.Basis of Presentation and General Information (continued):

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification LNG vessels and is the sole owner (directly or indirectly) of all outstanding shares or units of the following subsidiaries as of December 31, 2025:

Vessel Owning Subsidiaries:

	Country of incorporation/		Delivery date	Delivery date to	Cbm
Company Name	formation	Vessel Name	from shipyard	Partnership	Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy (1)	March 2007	October 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River (1)	July 2007	October 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River (1)	January 2008	October 2013	149,700
Noteworthy Shipping Limited (“Noteworthy”), (formerly known as Fareastern Shipping Limited)	Malta	Arctic Aurora (1)	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

(1)The vessel is subject to a sale and leaseback transaction with a purchase obligation at the end of the lease term (see Note 5).

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding shares of Dynagas LNG Carriers Ltd. (“Dynagas LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited liability company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding shares of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands

Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes discussed under Note 5 of the consolidated financial statements for the year to December 31,2020 and engaging in other activities incidental thereto.

Dynagas LNG Carriers Ltd. (“Dynagas LNG”) (formerly known as Arctic LNG Carriers Ltd.)	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding shares of Pegasus, Lance, Seacrown, Noteworthy, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Dynagas LNG and co-borrower of the Partnership’s Term Loan B discussed under Note 5 of the consolidated financial statements for the year to December 31,2020.

Since the Partnership’s inception, the technical, administrative and commercial management of the Partnership’s fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by the Partnership’s Chairman (Note 3(a)).